LEASES	9 Months Ended
Sep. 30, 2021
Leases
LEASES

NOTE 8 – LEASES

The Company adopted ASC 842 “Leases” using the modified retrospective approach, electing the practical expedient that allows the Company not to restate its comparative periods prior to the adoption of the standard on January 1, 2019. As such, the disclosures required under ASC 842 are not presented for periods before the date of adoption.

The following was included in our balance sheet as of December 31, 2021 and 2020:

	December 31,
Operating leases	2021	2020

Assets
ROU operating lease assets	$2,038,106	$–

Liabilities
Current portion of operating lease	$747,422	$–
Operating lease, net of current portion	$2,474,530	$–
Total operating lease liabilities	$3,221,952	$–

The weighted average remaining lease term and weighted average discount rate at December 31, 2021 were as follows:

Weighted average remaining lease term (years)	December 31, 2021
Operating leases	8.25
Weighted average discount rate
Operating leases	6.00%

Operating Leases

On January 12, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Mumbai, India. This three-year agreement commenced January 12, 2021 with an annual rent of approximately $50,000.

On May 27, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Warwick, United Kingdom. This ten-year agreement commenced May 27, 2021 with an annual rent of approximately $85,000 with the first six months rent free.

On August 31, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Tempe, Arizona. This five-year agreement commenced August 31, 2021 with an annual rent of approximately $192,000.

On October 20, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Warwick, United Kingdom. This ten-year agreement commenced October 20, 2021 with an annual rent of approximately $200,000 with the first six months rent free.

The following table reconciles future minimum operating lease payments to the discounted lease liability as of December 31, 2021:

2022	$405,924
2023	498,401
2024	463,402
2025	472,343
2026 and later	1,751,345
Total lease payments	3,591,415
Less imputed interest	(369,463)
Total lease obligations	3,221,952
Less current lease obligations	(747,422)
Long-term lease obligations	$2,474,530